Deferred Revenues (Tables)	12 Months Ended
Dec. 31, 2021
Detailed Information About Deferred Revenue [Abstract]
Summary of detailed information about deferred revenue

December 31,	2021	2020
Balance, January 1	$35,409	$89,409
Cash received in advance of revenue recognition	167,956	247,100
Revenue subsequently recognized	(118,438)	(306,334)
Currency translation effects	(313)	5,234

	$84,614	$35,409